COMMITMENTS AND CONTINGENCIES (Details Narrative) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
Outstanding commitments for investments	$ 579,915	$ 12,798,092